Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2021
Commitments And Contingencies [Abstract]
Schedule of Operating Commitments
Operating expenditures contracted for at the end of the reporting period but not yet incurred are as follows:

Year ended	March 31, 2021
Technology licenses, infrastructure and other	Total
2022	2,143
2023	462
2024	270
2025	156
Thereafter	82
3,113